CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues	¥ 374,847	$ 53,602	¥ 316,170	¥ 290,232
Cost of revenues	(122,937)	(17,580)	(107,136)	(90,946)
Gross profit	251,910	36,022	209,034	199,286
Operating expenses
Research and development	(104,723)	(14,975)	(94,816)	(121,806)
Sales and marketing	(101,003)	(14,443)	(84,900)	(82,705)
General and administrative	(48,168)	(6,888)	(45,448)	(45,653)
Total operating expenses	(253,894)	(36,306)	(225,164)	(250,164)
Other operating income	2,690	385	6,229	10,361
(Loss)/Income from operations	706	101	(9,901)	(40,517)
Foreign exchange (loss)/gain	(24)	(3)	122	(18)
Interest income	1,298	186	2,881	1,200
Interest expense	(76)	(11)	(132)	(808)
Share of loss from equity method investment | ¥				(450)
Gains from fair value change	316	45	133	30
Other (loss)/income	427	61	238	(23,991)
(Loss)/Income before income taxes	2,647	379	(6,659)	(64,554)
Income tax benefits/ (expenses)	(73)	(10)	(110)	1,886
Net (loss)/income	2,574	369	(6,769)	(62,668)
Less: Net (loss)/income attributable to noncontrolling interests and redeemable noncontrolling interests	2,151	308	277	(570)
Net (loss)/income attributable to Aurora Mobile Limited's shareholders	423	61	(7,046)	(62,098)
Other comprehensive income/ (loss)
Foreign currency translation adjustments	(1,600)	(229)	817	919
Total other comprehensive income/ (loss), net of tax	(1,600)	(229)	817	919
Total comprehensive (loss)/income	974	140	(5,952)	(61,749)
Less: Comprehensive (loss)/income attributable to noncontrolling interests and redeemable noncontrolling interests	2,151	308	277	(570)
Comprehensive loss attributable to Aurora Mobile Limited's shareholders	¥ (1,177)	$ (168)	¥ (6,229)	¥ (61,179)
Class A Common Shares
Net (loss)/earnings per share for class A and class B common shares:
Earnings Per Share, Basic (per share) | (per share)	¥ 0.01	$ 0	¥ (0.09)	¥ (0.78)
Earnings Per Share, Diluted (per share) | (per share)	¥ 0.01	$ 0	¥ (0.09)	¥ (0.78)
Weighted average shares used in computing net (loss)/earnings per share attributable to common shares:
Common Shares - basic (in shares)	63,357,628	63,357,628	62,802,678	62,688,838
Common Shares - diluted (in shares)	63,357,628	63,357,628	62,802,678	62,688,838
Class B Common Shares
Net (loss)/earnings per share for class A and class B common shares:
Earnings Per Share, Basic (per share) | (per share)	¥ 0.01	$ 0	¥ (0.09)	¥ (0.78)
Earnings Per Share, Diluted (per share) | (per share)	¥ 0.01	$ 0	¥ (0.09)	¥ (0.78)
Weighted average shares used in computing net (loss)/earnings per share attributable to common shares:
Common Shares - basic (in shares)	17,000,189	17,000,189	17,000,189	17,000,189
Common Shares - diluted (in shares)	17,000,189	17,000,189	17,000,189	17,000,189